Assets under construction - Asset rollforward (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Assets under construction
Balance at beginning of year	R 165,361
Additions	53,142	R 52,806	R 60,312
Finance costs capitalised	6,942	3,568	2,764
Disposals and scrapping	(852)	(1,200)	(105)
Balance at end of year	127,764	165,361
Assets under construction
Assets under construction
Balance at beginning of year	165,361	130,734
Additions	53,142	52,806
to sustain existing operations	21,984	19,127
to expand operations	31,158	33,679
Net reclassification from/(to) other assets	230	9
Finance costs capitalised	6,942	3,568
Net impairment of assets under construction	(4,007)	(1,790)
Reclassification to disposal groups held for sale	(153)
Reduction in rehabilitation provision capitalised (note 30)		(472)
Projects capitalised	(96,900)	(25,769)
Translation of foreign operations	4,001	7,475
Disposals and scrapping	(852)	(1,200)
Balance at end of year	127,764	165,361	130,734
Property, plant and equipment under construction
Assets under construction
Balance at beginning of year	163,783	129,124
Additions	52,786	51,871
to sustain existing operations	21,739	18,889
to expand operations	31,047	32,982
Net reclassification from/(to) other assets	(93)	42
Finance costs capitalised	6,942	3,568
Net impairment of assets under construction	(3,973)	(1,478)
Reclassification to disposal groups held for sale	(153)
Reduction in rehabilitation provision capitalised (note 30)		(341)
Projects capitalised	(96,084)	(25,315)
Translation of foreign operations	3,971	7,464
Disposals and scrapping	(852)	(1,152)
Balance at end of year	126,327	163,783	129,124
Other intangible assets under development
Assets under construction
Balance at beginning of year	1,125	1,245
Additions	289	321
to sustain existing operations	245	238
to expand operations	44	83
Net reclassification from/(to) other assets		(33)
Projects capitalised	(816)	(454)
Translation of foreign operations	29	46
Balance at end of year	627	1,125	1,245
Exploration and evaluation assets
Assets under construction
Balance at beginning of year	453	365
Additions	67	614
to expand operations	67	614
Net reclassification from/(to) other assets	323
Net impairment of assets under construction	(34)	(312)
Reduction in rehabilitation provision capitalised (note 30)		(131)
Translation of foreign operations	1	(35)
Disposals and scrapping		(48)
Balance at end of year	R 810	R 453	R 365